Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Tasly [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Convertible debt payable at fair value
Related party	$ 2,207	$ 2,234
Ascent PIPE Convertible Note [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Loan payable related party at fair value
Related party	$ 14,359
Northview Acquisition Corp Sponsor [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Convertible debt payable at fair value
Related party	$ 1,920
The Founders [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Promissory notes
Related party	$ 878	850
Various Individuals [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Convertible debt payable
Related party		22,822
Northview Acquisition Corp Sponsor [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder
Description of investment or transaction	Due to from Related Party
Related party	$ 41